TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations	$ 2,721	$ 2,475	$ (436)
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax benefits on the above amount at the Israeli statutory tax rate	680	594	(109)
Income tax at rate other than the Israeli statutory tax rate	4	29	14
Tax advances and non-deductible expenses including equity based compensation expenses	349	278	699
Deferred taxes on losses and other differences	(1,223)
Difference between financial statements measurement of income and tax basis	(347)	(165)	(183)
Utilization of operating losses carry forward from prior years for which deferred taxes were not created	(636)	(625)	(433)
Taxes in respect to prior years	43	14	36
Other individually immaterial income tax item	8
Taxes on income, net, as reported in the statements of operations	$ (1,122)	$ 125	$ 24